SCHEDULE OF TRADE RECEIVABLES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Trade receivables	$ 71,423	$ 12,604
Less: loss allowance
Trade receivables total	$ 71,423	$ 12,604